UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-03668

THE WRIGHT MANAGED INCOME TRUST
440 Wheelers Farm Road
Milford, Connecticut 06461

Christopher A. Madden
Three Canal Plaza, Suite 600
Portland, ME 04101
207-347-2000

Date of fiscal year end: December 31

Date of reporting period: July 1, 2010 – September 30, 2010

Item 1.  Schedule of Investments.

Wright Current Income Fund (WCIF)
________________________________________________________
Portfolio of Investments - As of September 30, 2010 (Unaudited)

Face Amount	Description	Coupon Rate		Maturity Date	Value

FIXED INCOME INVESTMENTS - 96.5%

NON-AGENCY MORTGAGE-BACKED SECURITIES - 2.3%
$ 126,534	Bear Stearns Adj. Rate Mortgage Trust, Series 2003-4, Class 3A1	4.996%	(1)	07/25/33	$ 129,941
478,146	Chase Mortgage Finance Corp., Series 2003-S13, Class A16	5.000%		11/25/33	497,889
359,396	Countrywide Home Loan Mortgage Pass Through Trust, Series 2006-J1, Class 3A1	6.000%		02/25/36	304,246
Total Non-Agency Mortgage-Backed Securities (identified cost, $927,158)					$ 932,076

AGENCY MORTGAGE-BACKED SECURITIES - 94.2%
$ 319,745	FHLMC Gold Pool #A14706	4.000%		10/01/33	$ 328,941
28,117	FHLMC Gold Pool #C00548	7.000%		08/01/27	31,840
80,022	FHLMC Gold Pool #C00778	7.000%		06/01/29	90,768
207,520	FHLMC Gold Pool #C90580	6.000%		09/01/22	226,927
52,724	FHLMC Gold Pool #D81642	7.500%		08/01/27	60,030
104,785	FHLMC Gold Pool #D82572	7.000%		09/01/27	118,659
43,612	FHLMC Gold Pool #E00678	6.500%		06/01/14	46,105
46,300	FHLMC Gold Pool #E00721	6.500%		07/01/14	48,947
53,424	FHLMC Gold Pool #E81704	8.500%		05/01/15	60,481
78,833	FHLMC Gold Pool #E90181	6.500%		06/01/17	85,653
331,738	FHLMC Gold Pool #G02478	5.500%		12/01/36	352,963
554,965	FHLMC Gold Pool #G30412	6.000%		03/01/28	597,916
298,675	FHLMC Gold Pool #P00024	7.000%		09/01/32	330,627
298,439	FHLMC Gold Pool #P50019 (2)	7.000%		07/01/24	338,915
71,714	FHLMC Pool #845830	2.714%	(1)	07/01/24	75,459
234,055	FHLMC Series 15, Class L	7.000%		07/25/23	243,284
134,102	FHLMC Series 2176, Class OJ	7.000%		08/15/29	155,568
83,656	FHLMC Series 2201, Class C	8.000%		11/15/29	99,543
176,693	FHLMC Series 2259, Class ZM	7.000%		10/15/30	204,971
85,962	FHLMC Series 23, Class KZ	6.500%		11/25/23	95,010
1,000,000	FHLMC Series 3413, Class B	5.500%		04/15/37	1,083,248
154,326	FHLMC Series 4, Class D	8.000%		12/25/22	183,310
599,912	FNMA Pool #252034	7.000%		09/01/28	685,599
60,322	FNMA Pool #254305	6.500%		05/01/22	66,202
102,165	FNMA Pool #255068	6.000%		01/01/24	110,901
743,373	FNMA Pool #255935	5.000%		11/01/25	788,126
54,721	FNMA Pool #535131	6.000%		03/01/29	60,394
244,861	FNMA Pool #673315	5.500%		11/01/32	263,279
1,073,390	FNMA Pool #725027	5.000%		11/01/33	1,139,870
60,619	FNMA Pool #733750	6.310%		10/01/32	67,264
353,323	FNMA Pool #735861	6.500%		09/01/33	395,179
648,866	FNMA Pool #745001	6.500%		09/01/35	719,651
173,290	FNMA Pool #745630	5.500%		01/01/29	186,107
199,162	FNMA Pool #801357	5.500%		08/01/34	214,143
228,990	FNMA Pool #813839	6.000%		11/01/34	252,157
170,487	FNMA Pool #871394	7.000%		04/01/21	184,141
246,262	FNMA Pool #888129	5.500%		02/01/37	262,553
509,072	FNMA Pool #888339	4.500%		04/01/37	534,849
481,559	FNMA Series 2003-110, Class CK	3.000%		11/25/33	492,205
237,203	FNMA Series 2003-W3, Class 2A5	5.356%		06/25/42	255,156
390,000	FNMA Series 2009-96, Class DB	4.000%		11/25/29	420,461
637,760	FNMA Series 2010-12, Class EY	4.000%		02/25/25	697,050
495,193	FNMA Series G92-43, Class Z	7.500%		07/25/22	563,707
297,870	FNMA Series G93-5, Class Z	6.500%		02/25/23	335,851
743	GNMA I Pool #176992	8.000%		11/15/16	750
1,015	GNMA I Pool #177784	8.000%		10/15/16	1,031
8,824	GNMA I Pool #192357	8.000%		04/15/17	8,966
1,926	GNMA I Pool #194287	9.500%		03/15/17	1,943
895	GNMA I Pool #196063	8.500%		03/15/17	1,008
5,516	GNMA I Pool #211231	8.500%		05/15/17	5,593
1,041	GNMA I Pool #212601	8.500%		06/15/17	1,172
1,437	GNMA I Pool #220917	8.500%		04/15/17	1,617
3,585	GNMA I Pool #223348	10.000%		08/15/18	3,618
4,949	GNMA I Pool #228308	10.000%		01/15/19	5,749
2,280	GNMA I Pool #230223	9.500%		04/15/18	2,300
3,272	GNMA I Pool #260999	9.500%		09/15/18	3,770
4,707	GNMA I Pool #263439	10.000%		02/15/19	4,750
1,250	GNMA I Pool #265267	9.500%		08/15/20	1,454
1,467	GNMA I Pool #266983	10.000%		02/15/19	1,722
701	GNMA I Pool #286556	9.000%		03/15/20	807
1,386	GNMA I Pool #301366	8.500%		06/15/21	1,579
4,105	GNMA I Pool #302933	8.500%		06/15/21	4,819
9,771	GNMA I Pool #308792	9.000%		07/15/21	11,310
1,699	GNMA I Pool #314222	8.500%		04/15/22	2,001
3,009	GNMA I Pool #315187	8.000%		06/15/22	3,501
8,226	GNMA I Pool #315754	8.000%		01/15/22	8,279
22,672	GNMA I Pool #319441	8.500%		04/15/22	24,914
7,052	GNMA I Pool #325165	8.000%		06/15/22	8,206
7,587	GNMA I Pool #335950	8.000%		10/15/22	8,440
111,090	GNMA I Pool #346987	7.000%		12/15/23	126,097
51,523	GNMA I Pool #352001	6.500%		12/15/23	57,337
19,610	GNMA I Pool #352110	7.000%		08/15/23	22,259
45,554	GNMA I Pool #368238	7.000%		12/15/23	51,708
32,805	GNMA I Pool #372379	8.000%		10/15/26	38,605
54,939	GNMA I Pool #396537	7.490%		03/15/25	62,722
41,143	GNMA I Pool #399726	7.490%		05/15/25	46,972
98,820	GNMA I Pool #399788	7.490%		09/15/25	112,820
27,908	GNMA I Pool #399958	7.490%		02/15/27	31,900
26,697	GNMA I Pool #399964	7.490%		04/15/26	30,477
47,691	GNMA I Pool #410215	7.500%		12/15/25	54,462
5,436	GNMA I Pool #414736	7.500%		11/15/25	6,208
23,581	GNMA I Pool #420707	7.000%		02/15/26	26,905
16,413	GNMA I Pool #421829	7.500%		04/15/26	18,742
9,654	GNMA I Pool #431036	8.000%		07/15/26	11,361
13,993	GNMA I Pool #431612	8.000%		11/15/26	16,467
6,931	GNMA I Pool #442190	8.000%		12/15/26	8,157
51,294	GNMA I Pool #448970	8.000%		08/15/27	60,481
13,113	GNMA I Pool #449176	6.500%		07/15/28	14,766
21,587	GNMA I Pool #462623	6.500%		03/15/28	24,308
150,936	GNMA I Pool #471369	5.500%		05/15/33	163,262
9,151	GNMA I Pool #475149	6.500%		05/15/13	9,936
307,275	GNMA I Pool #487108	6.000%		04/15/29	337,236
132,628	GNMA I Pool #489377	6.375%		03/15/29	148,116
508,543	GNMA I Pool #503405	6.500%		04/15/29	571,369
137,200	GNMA I Pool #509930	5.500%		06/15/29	148,711
328,830	GNMA I Pool #509965	5.500%		06/15/29	356,418
36,163	GNMA I Pool #524811	6.375%		09/15/29	40,386
15,902	GNMA I Pool #538314	7.000%		02/15/32	18,204
138,439	GNMA I Pool #595606	6.000%		11/15/32	151,937
22,996	GNMA I Pool #602377	4.500%		06/15/18	24,563
871,693	GNMA I Pool #603328	5.500%		12/15/32	943,016
22,007	GNMA I Pool #603377	4.500%		01/15/18	23,507
124,842	GNMA I Pool #616829	5.500%		01/15/25	134,991
118,369	GNMA I Pool #623190	6.000%		12/15/23	129,018
456,709	GNMA I Pool #624600	6.150%		01/15/34	502,267
76,403	GNMA I Pool #640940	5.500%		05/15/35	83,842
577,662	GNMA I Pool #651773	6.000%		04/15/36	635,574
49,883	GNMA I Pool #658267	6.500%		02/15/22	54,118
337,209	GNMA I Pool #675363	6.000%		01/15/35	368,192
918,365	GNMA I Pool #711286	6.500%		10/15/32	1,010,751
38,110	GNMA I Pool #780429	7.500%		09/15/26	43,520
230,179	GNMA I Pool #780492	7.000%		09/15/24	261,386
131,042	GNMA I Pool #780977	7.500%		12/15/28	153,899
334,403	GNMA I Pool #781120	7.000%		12/15/29	382,100
23,387	GNMA II Pool #000723	7.500%		01/20/23	26,566
1,892	GNMA II Pool #001596	9.000%		04/20/21	2,182
28,809	GNMA II Pool #002268	7.500%		08/20/26	32,762
112,611	GNMA II Pool #002442	6.500%		06/20/27	125,766
3,760	GNMA II Pool #002855	8.500%		12/20/29	4,500
153,007	GNMA II Pool #003284	5.500%		09/20/32	165,467
92,261	GNMA II Pool #003401	4.500%		06/20/33	98,378
133,387	GNMA II Pool #003554	4.500%		05/20/34	142,150
632,023	GNMA II Pool #003556	5.500%		05/20/34	682,373
373,037	GNMA II Pool #003689	4.500%		03/20/35	397,345
57,884	GNMA II Pool #004149	7.500%		05/20/38	63,996
626,228	GNMA II Pool #004308	5.000%		12/20/38	659,794
432,298	GNMA II Pool #004412	5.000%		04/20/39	457,225
828,526	GNMA II Pool #004751	7.000%		12/20/38	916,774
236,395	GNMA II Pool #004752	7.500%		11/20/38	261,353
560,257	GNMA II Pool #004753	8.000%		08/20/30	661,003
900,000	GNMA II Pool #004805	6.500%		09/20/40	988,827
200,000	GNMA II Pool #004808	8.000%		01/20/31	237,586
161,622	GNMA II Pool #575787	5.760%		03/20/33	176,511
105,274	GNMA II Pool #608120	6.310%		01/20/33	116,287
301,989	GNMA II Pool #610116	5.760%		04/20/33	329,810
70,077	GNMA II Pool #610143	5.760%		06/20/33	76,533
237,100	GNMA II Pool #612121	5.760%		07/20/33	258,942
224,700	GNMA II Pool #648541	6.000%		10/20/35	245,006
1,190,169	GNMA II Pool #719213	6.500%		02/20/33	1,309,272
961,789	GNMA Series 1998-21, Class ZB	6.500%		09/20/28	1,021,947
210,346	GNMA Series 1999-25, Class TB	7.500%		07/16/29	246,329
845,473	GNMA Series 1999-4, Class ZB	6.000%		02/20/29	918,961
324,831	GNMA Series 2000-14, Class PD	7.000%		02/16/30	349,608
250,094	GNMA Series 2001-4, Class PM	6.500%		03/20/31	282,450
315,893	GNMA Series 2002-22, Class GF	6.500%		03/20/32	339,580
218,677	GNMA Series 2002-40, Class UK	6.500%		06/20/32	233,116
171,149	GNMA Series 2002-45, Class QE	6.500%		06/20/32	188,285
142,252	GNMA Series 2002-7, Class PG	6.500%		01/20/32	160,655
437,282	GNMA Series 2002-76, Class EA	4.500%		12/20/29	467,656
1,055,000	GNMA Series 2008-27, Class JA	5.750%		08/20/37	1,185,820
300,000	GNMA Series 2008-35, Class EH	5.500%		03/20/38	336,238
500,000	GNMA Series 2010-21, Class NB	4.500%		01/20/37	542,030
1,494,206	GNMA Series 2010-23, Class DP	4.500%		10/20/37	1,618,716
371,251	Vendee Mortgage Trust, Series 1996-1, Class 1Z	6.750%		02/15/26	426,811
295,718	Vendee Mortgage Trust, Series 1998-1, Class 2E	7.000%		03/15/28	339,918

Total Agency Mortgage-Backed Securities (identified cost, $36,401,975)					$ 38,286,910

TOTAL FIXED INCOME INVESTMENTS (identified cost, $37,329,133) - 96.5%					$ 39,218,986

Shares

SHORT-TERM INVESTMENTS - 3.4%

1,363,839	Fidelity Government Money Market Fund, 0.05%				$ 1,363,839

TOTAL SHORT-TERM INVESTMENTS (identified cost, $1,363,839) - 3.4%					$ 1,363,839

TOTAL INVESTMENTS (identified cost, $38,692,972) - 99.9%					$ 40,582,825

OTHER ASSETS, LESS LIABILITIES - 0.1%					40,327

NET ASSETS - 100.0%					$ 40,623,152

FHLMC - Federal Home Loan Mortgage Corporation
FNMA - Federal National Mortgage Association
GNMA - Government National Mortgage Association

(1) Adjustable rate security. Rate shown is the rate at period end.
(2) Security fair valued in accordance with procedures adopted by the Board of Trustees. At period end, the value of this security amounted to $338,915 or 0.8% of net assets.

The Fund did not have any financial instruments outstanding at September 30, 2010.

The cost and unrealized appreciation/(depreciation) of investments of the Fund at September 30, 2010, as determined on a federal income tax basis, were as follows:

	Aggregate Cost		$ 38,692,972

	Gross unrealized appreciation		$ 2,039,564

	Gross unrealized depreciation		(149,711)

	Net unrealized appreciation		$ 1,889,853

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

• Level 1 – quoted prices in active markets for identical investments
• Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At September 30, 2010, the inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Non-Agency Mortgage- Backed Securities	$ -	$ 932,076	$ -	$ 932,076
Agency Mortgage-Backed Securities	-	37,947,995	338,915	38,286,910
Short-Term Investments	1,363,839	-	-	1,363,839
Total Investments	$ 1,363,839	$ 38,880,071	$ 338,915	$ 40,582,825

The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

The following is a reconciliation of Level 3 assets (at either the beginning or ending of the period) for which significant unobservable inputs were used to determine fair value.

			Agency Mortgage-Backed Securities

Balance as of 12/31/2009			$ -
Accrued Accretion/(Amortization)			(253)
Realized Gain/(Loss)			(1,324)
Change in Unrealized Appreciation/(Depreciation)			1,929
Purchases			348,772
Sales			(10,209)
Transfers In/(Out)			-
Balance as of 09/30/2010			$ 338,915
Net change in unrealized appreciation/ (depreciation) from investments held as of 09/30/10			$ 1,929

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent financial statements included in its semi-annual or annual report to shareholders.

Wright Total Return Bond Fund (WTRB)
________________________________________________________
Portfolio of Investments - As of September 30, 2010 (Unaudited)

Face Amount	Description	Coupon Rate		Maturity Date	Value

FIXED INCOME INVESTMENTS - 98.5%

ASSET-BACKED SECURITIES - 2.8%
$ 149,384	AEP Texas Central Transition Funding LLC, Series 2006-A, Class A2	4.980%		07/01/13	$ 158,117
310,000	Citibank Credit Card Issuance Trust, Series 2009-A1, Class A1	2.007%	(1)	03/17/14	317,105
170,000	Harley-Davidson Motorcycle Trust, Series 2009-1, Class A4	4.550%		01/15/17	180,459
195,000	PSE&G Transition Funding LLC, Series 2001-1, Class A7	6.750%		06/15/16	230,542
Total Asset-Backed Securities (identified cost, $840,390)					$ 886,223

COMMERCIAL MORTGAGE-BACKED SECURITIES - 7.1%
$ 275,000	Citigroup Commercial Mortgage Trust, Series 2004-C2, Class A5	4.733%		10/15/41	$ 293,395
330,000	Credit Suisse First Boston Mortgage Securities Corp., Series 2003-C3, Class A5	3.936%		05/15/38	346,861
435,000	JP Morgan Chase Commercial Mortgage Securities Corp., Series 2004-C3, Class A5	4.878%		01/15/42	463,665
300,000	LB-UBS Commercial Mortgage Trust, Series 2006-C6, Class A4	5.372%		09/15/39	326,879
315,000	Merrill Lynch Mortgage Trust, Series 2005-LC1, Class A4	5.291%	(1)	01/12/44	346,161
310,000	Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2006-2, Class A4	6.103%	(1)	06/12/46	345,177
97,218	Salomon Brothers Mortgage Securities VII, Inc., Series 2002-KEY2, Class A2	4.467%		03/18/36	100,144
Total Commercial Mortgage-Backed Securities (identified cost, $2,053,421)					$ 2,222,282

RESIDENTIAL MORTGAGE-BACKED SECURITIES - 0.2%
$ 74,007	Wells Fargo Mortgage Backed Securities Trust, Series 2004-K, Class 1A2 (identified cost, $61,902)	4.472%	(1)	07/25/34	$ 75,412

CORPORATE BONDS - 44.1%

AEROSPACE/DEFENSE - 0.2%
$ 60,000	L-3 Communications Corp.	5.875%		01/15/15	$ 61,650

AUTO MANUFACTURERS - 0.4%
$ 110,000	Daimler Finance North America LLC	6.500%		11/15/13	$ 125,911

BANKS - 3.1%
$ 210,000	Deutsche Bank AG/London	5.375%		10/12/12	$ 228,636
155,000	Royal Bank of Scotland, PLC (The)	3.950%		09/21/15	156,796
55,000	SunTrust Banks, Inc.	6.000%		09/11/17	59,654
100,000	Wachovia Corp. MTN, Series E	0.447%	(1)	03/01/12	99,720
110,000	Wells Fargo & Co.	4.375%		01/31/13	117,459
280,000	Westpac Banking Corp.	4.200%		02/27/15	301,235

CAPITAL GOODS - 1.0%
$ 65,000	Baldor Electric Co.	8.625%		02/15/17	$ 69,875
110,000	Honeywell International, Inc.	3.875%		02/15/14	119,982
110,000	PACCAR, Inc.	6.875%		02/15/14	128,720

CONSUMER DURABLES & APPAREL - 0.4%
$ 115,000	Hasbro, Inc.	6.125%		05/15/14	$ 125,847

CONSUMER SERVICES - 0.2%
$ 60,000	Brinker International, Inc.	5.750%		06/01/14	$ 63,905

DIVERSIFIED FINANCIALS - 8.4%
$ 60,000	American Express Credit Corp., Series C	7.300%		08/20/13	$ 69,011
7,000	Ameriprise Financial, Inc.	5.350%		11/15/10	7,037
55,000	Ameriprise Financial, Inc.	5.650%		11/15/15	62,446
65,000	BlackRock, Inc.	3.500%		12/10/14	69,040
55,000	Capital One Financial Corp.	7.375%		05/23/14	64,256
260,000	Citigroup, Inc.	6.500%		08/19/13	287,456
130,000	Credit Suisse USA, Inc.	0.777%	(1)	04/12/13	129,115
225,000	General Electric Capital Corp. MTN, Series A	6.750%		03/15/32	250,880
115,000	Goldman Sachs Group, Inc. (The)	6.150%		04/01/18	127,753
100,000	Goldman Sachs Group, Inc. (The)	0.889%	(1)	09/29/14	97,398
235,000	HSBC Finance Corp.	6.375%		10/15/11	247,543
70,000	Jefferies Group, Inc.	8.500%		07/15/19	81,407
110,000	John Deere Capital Corp. MTN	5.250%		10/01/12	119,626
110,000	JPMorgan Chase & Co.	6.300%		04/23/19	127,690
125,000	Merrill Lynch & Co., Inc.	6.050%		05/16/16	133,207
150,000	Moody's Corp.	5.500%		09/01/20	155,061
100,000	Morgan Stanley	5.300%		03/01/13	107,754
210,000	National Rural Utilities Cooperative Finance Corp. MTN, Series C	7.250%		03/01/12	228,615
120,000	Nomura Holdings, Inc.	5.000%		03/04/15	129,736
130,000	TD Ameritrade Holding Corp.	4.150%		12/01/14	138,244

ENERGY - 2.0%
$ 205,000	Baker Hughes, Inc.	6.875%		01/15/29	$ 257,371
70,000	Cimarex Energy Co.	7.125%		05/01/17	73,850
35,000	Marathon Oil Corp.	6.500%		02/15/14	40,222
50,000	Newfield Exploration Co.	6.625%		04/15/16	52,250
50,000	ONEOK Partners LP	6.850%		10/15/37	57,779
50,000	Smith International, Inc.	9.750%		03/15/19	71,788
55,000	Valero Energy Corp.	9.375%		03/15/19	70,347

FOOD, BEVERAGE & TOBACCO - 3.3%
$ 60,000	Altria Group, Inc.	8.500%		11/10/13	$ 71,897
55,000	Altria Group, Inc.	9.700%		11/10/18	74,560
60,000	Anheuser-Busch Cos., Inc.	5.050%		10/15/16	67,804
115,000	Coca-Cola Co. (The)	3.625%		03/15/14	124,394
55,000	ConAgra Foods, Inc.	5.875%		04/15/14	62,845
150,000	Corn Products International, Inc.	4.625%		11/01/20	153,752
55,000	Diageo Capital PLC	4.828%		07/15/20	61,887
115,000	Kraft Foods, Inc.	6.000%		02/11/13	127,789
40,000	PepsiAmericas, Inc.	4.375%		02/15/14	44,054
100,000	PepsiCo, Inc.	7.900%		11/01/18	133,438
105,000	Philip Morris International, Inc.	6.875%		03/17/14	123,893

HEALTH CARE EQUIPMENT & SERVICES - 1.4%
$ 40,000	McKesson Corp.	6.500%		02/15/14	$ 45,925
100,000	Medtronic, Inc.	4.500%		03/15/14	110,632
55,000	UnitedHealth Group, Inc.	6.000%		02/15/18	64,301
145,000	WellPoint, Inc.	4.350%		08/15/20	150,594
55,000	Zimmer Holdings, Inc.	4.625%		11/30/19	59,383

HOUSEHOLD & PERSONAL PRODUCTS - 0.8%
$ 115,000	Avon Products, Inc.	5.625%		03/01/14	$ 130,601
60,000	Estee Lauder Cos., Inc. (The)	6.000%		05/15/37	69,603
60,000	NBTY, Inc.	7.125%		10/01/15	62,550

INSURANCE - 4.6%
$ 100,000	ACE INA Holdings, Inc.	5.875%		06/15/14	$ 113,713
275,000	Loews Corp.	5.250%		03/15/16	309,684
125,000	MetLife, Inc.	5.000%		06/15/15	138,871
130,000	OneBeacon US Holdings, Inc.	5.875%		05/15/13	136,629
255,000	PartnerRe Finance B LLC	5.500%		06/01/20	265,604
55,000	Principal Financial Group, Inc.	8.875%		05/15/19	72,502
130,000	Principal Life Income Funding Trusts MTN	0.598%	(1)	11/08/13	128,456
50,000	Prudential Financial, Inc. MTN, Series D	7.375%		06/15/19	61,009
200,000	Travelers Cos., Inc. (The)	5.500%		12/01/15	228,434

MATERIALS - 1.0%
$ 120,000	Dow Chemical Co. (The)	7.375%		03/01/23	$ 135,577
100,000	Lubrizol Corp.	8.875%		02/01/19	130,120
55,000	Steel Dynamics, Inc.	7.375%		11/01/12	59,056

MEDIA - 2.3%
$ 90,000	Comcast Cable Communications Holdings, Inc.	9.455%		11/15/22	$ 127,187
135,000	DirecTV Holdings LLC/DirecTV Financing Co., Inc.	7.625%		05/15/16	150,699
95,000	McGraw-Hill Cos., Inc. (The)	5.900%		11/15/17	107,467
50,000	Time Warner Cable, Inc.	8.250%		04/01/19	64,658
115,000	Time Warner Cos., Inc.	6.950%		01/15/28	134,095
120,000	Viacom, Inc.	4.375%		09/15/14	130,367

MINING - 0.5%
$ 80,000	Barrick Gold Financeco LLC	6.125%		09/15/13	$ 91,142
50,000	Rio Tinto Finance USA, Ltd.	8.950%		05/01/14	61,781

MISCELLANEOUS MANUFACTURING - 0.2%
$ 55,000	Tyco International Finance SA	8.500%		01/15/19	$ 73,013

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 1.3%
$ 245,000	Bristol-Myers Squibb Co.	5.875%		11/15/36	$ 284,964
115,000	Wyeth	5.500%		02/01/14	130,608

PIPELINES - 0.9%
$ 60,000	Spectra Energy Capital LLC	5.650%		03/01/20	$ 66,996
170,000	TransCanada PipeLines, Ltd.	6.500%		08/15/18	208,154

RETAILING - 2.2%
$ 55,000	AutoZone, Inc.	5.750%		01/15/15	$ 62,434
135,000	Best Buy Co., Inc.	6.750%		07/15/13	151,079
140,000	CVS Caremark Corp.	4.750%		05/18/20	152,571
120,000	Home Depot, Inc.	5.200%		03/01/11	122,264
22,000	Ltd. Brands, Inc.	5.250%		11/01/14	22,550
55,000	NetFlix, Inc.	8.500%		11/15/17	61,600
120,000	Safeway, Inc.	5.000%		08/15/19	132,047

SEMICONDUCTOR EQUIPMENT & PRODUCTS - 0.7%
$ 165,000	Applied Materials, Inc.	7.125%		10/15/17	$ 202,077

SOFTWARE & SERVICES - 2.3%
$ 140,000	Adobe Systems, Inc.	4.750%		02/01/20	$ 150,979
140,000	Computer Services Corp.	5.500%		03/15/13	152,336
105,000	International Business Machines Corp.	7.625%		10/15/18	139,726
120,000	Intuit, Inc.	5.400%		03/15/12	126,691
150,000	Symantec Corp.	4.200%		09/15/20	150,907

TECHNOLOGY HARDWARE & EQUIPMENT - 0.6%
$ 30,000	Dell, Inc.	5.625%		04/15/14	$ 34,156
140,000	Harris Corp.	5.000%		10/01/15	153,661

TELECOMMUNICATIONS - 2.2%
$ 110,000	AT&T, Inc.	5.800%		02/15/19	$ 131,347
120,000	France Telecom SA	7.750%		03/01/11	123,534
70,000	British Telecommunications PLC	9.875%		12/15/30	97,718
105,000	Cellco Partnership / Verizon Wireless Capital LLC	5.550%		02/01/14	118,831
175,000	Verizon Global Funding Corp.	7.750%		12/01/30	226,580

TRANSPORTATION - 0.5%
$ 120,000	Burlington Northern Santa Fe LLC	6.200%		08/15/36	$ 138,931

UTILITIES - 3.6%
$ 115,000	American Electric Power Co., Inc.	5.250%		06/01/15	$ 127,574
110,000	Consolidated Edison Co. of New York, Inc.	7.125%		12/01/18	141,757
90,000	Dominion Resources, Inc., Series E	6.300%		03/15/33	105,497
115,000	Duke Energy Indiana, Inc.	5.000%		09/15/13	126,330
80,000	Exelon Generation Co. LLC	5.200%		10/01/19	89,157
115,000	FPL Group Capital, Inc., Series D	7.300%	(1)	09/01/67	117,458
55,000	Hawaiian Electric Industries, Inc. MTN, Series D	6.141%		08/15/11	57,335
60,000	Oneok, Inc.	5.200%		06/15/15	66,063
50,000	Pacific Gas & Electric Co.	8.250%		10/15/18	66,529
60,000	Public Service Electric & Gas Co. MTN	5.300%		05/01/18	68,664
100,000	Sempra Energy	6.000%		02/01/13	109,957
55,000	TransAlta Corp.	4.750%		01/15/15	59,728

Total Corporate Bonds (identified cost, $12,712,107)					$ 13,855,028

CONVERTIBLE BONDS - 0.8%
$ 130,000	NASDAQ OMX Group, Inc. (The)	2.500%		08/15/13	$ 128,863
125,000	National City Corp.	4.000%		02/01/11	126,719

Total Convertible Bonds (identified cost, $247,913)					$ 255,582

U.S. GOVERNMENT INTERESTS - 43.5%

AGENCY MORTGAGE-BACKED SECURITIES - 23.8%
$ 199,328	FHLMC Gold Pool #A32600	5.500%		05/01/35	$ 212,828
41,863	FHLMC Gold Pool #C01646	6.000%		09/01/33	45,883
22,059	FHLMC Gold Pool #C27663	7.000%		06/01/29	25,021
122,028	FHLMC Gold Pool #C47318	7.000%		09/01/29	140,429
215,060	FHLMC Gold Pool #C66878	6.500%		05/01/32	238,823
153,302	FHLMC Gold Pool #C91046	6.500%		05/01/27	167,692
41,382	FHLMC Gold Pool #D66753	6.000%		10/01/23	43,443
8,575	FHLMC Gold Pool #E00903	7.000%		10/01/15	9,239
225,864	FHLMC Gold Pool #G01035	6.000%		05/01/29	248,679
126,376	FHLMC Gold Pool #G02478	5.500%		12/01/36	134,462
155,397	FHLMC Gold Pool #H19018	6.500%		08/01/37	168,489
100,226	FHLMC Gold Pool #N30514	5.500%		11/01/28	105,762
298,675	FHLMC Gold Pool #P00024	7.000%		09/01/32	330,627
20,163	FHLMC Gold Pool #P50031 (2)	7.000%		08/01/18	22,419
47,290	FHLMC Gold Pool #P50064 (2)	7.000%		09/01/30	52,581
87,739	FHLMC Pool #1B1291	3.121%	(1)	11/01/33	90,658
281,917	FHLMC Pool #1G0233	3.027%	(1)	05/01/35	296,442
58,051	FHLMC Pool #781071	5.210%	(1)	11/01/33	61,521
54,225	FHLMC Pool #781804	5.046%	(1)	07/01/34	57,579
24,798	FHLMC Pool #781884	5.115%	(1)	08/01/34	26,394
68,923	FHLMC Pool #782862	5.007%	(1)	11/01/34	73,166
248,028	FHLMC Series 1983, Class Z	6.500%		12/15/23	280,297
182,594	FHLMC Series 2044, Class PE	6.500%		04/15/28	188,364
550,000	FHLMC Series 2627, Class MW	5.000%		06/15/23	622,880
120,297	FNMA Pool #253057	8.000%		12/01/29	139,430
17,568	FNMA Pool #254845	4.000%		07/01/13	18,085
17,686	FNMA Pool #254863	4.000%		08/01/13	18,502
23,018	FNMA Pool #479477	6.000%		01/01/29	25,404
20,154	FNMA Pool #489357	6.500%		03/01/29	22,554
18,356	FNMA Pool #535332	8.500%		04/01/30	21,390
35,305	FNMA Pool #545782	7.000%		07/01/32	40,127
26,445	FNMA Pool #597396	6.500%		09/01/31	29,561
103,537	FNMA Pool #621284	6.500%		12/01/31	115,738
49,957	FNMA Pool #725866	4.500%		09/01/34	52,565
117,826	FNMA Pool #738630	5.500%		11/01/33	126,615
323,815	FNMA Pool #745001	6.500%		09/01/35	359,140
211,534	FNMA Pool #745467	5.652%	(1)	04/01/36	225,781
408,478	FNMA Pool #745755	5.000%		12/01/35	432,884
164,863	FNMA Pool #747529	4.500%		10/01/33	173,675
543,693	FNMA Pool #781893	4.500%		11/01/31	572,376
53,243	FNMA Pool #809888	4.500%		03/01/35	55,939
367,737	FNMA Pool #888417	6.500%		01/01/36	411,990
65,318	FNMA Pool #906455	5.973%	(1)	01/01/37	70,296
85,087	GNMA I Pool #374892	7.000%		02/15/24	96,738
32,301	GNMA I Pool #376400	6.500%		02/15/24	36,196
44,212	GNMA I Pool #379982	7.000%		02/15/24	50,266
163,902	GNMA I Pool #393347	7.500%		02/15/27	187,403
57,803	GNMA I Pool #410081	8.000%		08/15/25	67,869
34,177	GNMA I Pool #427199	7.000%		12/15/27	38,997
4,962	GNMA I Pool #436214	6.500%		02/15/13	5,387
37,860	GNMA I Pool #448490	7.500%		03/15/27	43,289
48,060	GNMA I Pool #458762	6.500%		01/15/28	54,117
48,951	GNMA I Pool #460726	6.500%		12/15/27	54,800
15,367	GNMA I Pool #488924	6.500%		11/15/28	17,304
12,761	GNMA I Pool #510706	8.000%		11/15/29	15,096
47,234	GNMA I Pool #581536	5.500%		06/15/33	51,092
110,293	GNMA II Pool #002630	6.500%		08/20/28	123,167
5,247	GNMA II Pool #002909	8.000%		04/20/30	6,206
13,419	GNMA II Pool #002972	7.500%		09/20/30	15,329
4,842	GNMA II Pool #002973	8.000%		09/20/30	5,712
49,531	GNMA II Pool #003095	6.500%		06/20/31	55,448

U.S. GOVERNMENT AGENCIES - 1.4%
$ 225,000	Citigroup, Inc. (FDIC Guaranteed)	2.875%		12/09/11	$ 231,571
145,000	JPMorgan Chase & Co. (FDIC Guaranteed)	3.125%		12/01/11	149,523
55,000	PNC Funding Corp. (FDIC Guaranteed)	2.300%		06/22/12	56,681

U.S. TREASURIES - 18.3%
$ 1,400,000	U.S. Treasury Notes	3.875%		02/15/13	$ 1,513,532
1,500,000	U.S. Treasury Notes	3.375%		07/31/13	1,618,829
945,000	U.S. Treasury Notes	4.500%		02/15/16	1,096,643
305,000	U.S. Treasury Notes	3.250%		06/30/16	333,999
305,000	U.S. Treasury Notes	3.750%		11/15/18	340,790
95,000	U.S. Treasury Bond	6.125%		11/15/27	131,189
810,000	U.S. Treasury Interest Strip	0.000%		11/15/30	377,079
1,000,000	U.S. Treasury Principal Strip	0.000%		08/15/39	318,524

Total U.S. Government Interests (identified cost, $13,045,071)					$ 13,648,506

TOTAL FIXED INCOME INVESTMENTS (identified cost, $28,960,804) - 98.5%					$ 30,867,621

Shares

SHORT-TERM INVESTMENTS - 1.4%

454,453	Fidelity Government Money Market Fund, 0.05%				$ 454,453

TOTAL SHORT-TERM INVESTMENTS (identified cost, $454,453) - 1.4%					$ 454,453

TOTAL INVESTMENTS (identified cost, $29,415,257) - 99.9%					$ 31,322,074

OTHER ASSETS, LESS LIABILITIES - 0.1%					98,393

NET ASSETS - 100.0%					$ 31,420,467

FDIC - Federal Deposit Insurance Corporation
FHLMC - Federal Home Loan Mortgage Corporation
FNMA - Federal National Mortgage Association
GNMA - Government National Mortgage Association
LLC - Limited Liability Company
LP - Limited Partnership
MTN - Medium Term Note
PLC - Public Limited Company

(1) Adjustable rate security. Rate shown is the rate at period end.
(2) Security fair valued in accordance with procedures adopted by the Board of Trustees. At period end, the value of these securities amounted to $75,000 or 0.2% of net assets.

The Fund did not have any financial instruments outstanding at September 30, 2010.

The cost and unrealized appreciation (depreciation) of investments of the Fund at September 30, 2010, as determined on a federal income tax basis, were as follows:

	Aggregate Cost		$ 29,415,257

	Gross unrealized appreciation		$ 1,991,448

	Gross unrealized (depreciation)		(9,219)

	Net unrealized appreciation		$ 1,982,229

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

• Level 1 – quoted prices in active markets for identical investments
• Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At September 30, 2010, the inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset-Backed Securities	$ -	$ 886,223	$ -	$ 886,223
Commercial Mortgage-Backed Securities	-	2,222,282	-	2,222,282
Corporate Bonds	-	13,855,028	-	13,855,028
Convertible Bonds	-	255,582	-	255,582
U.S. Government Interests	-	13,573,506	75,000	13,648,506
Short-Term Investments	454,453	-	-	454,453
Total Investments	$ 454,453	$ 30,792,621	$ 75,000	$ 31,322,074

The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

The following is a reconciliation of Level 3 assets (at either the beginning or ending of the period) for which significant unobservable inputs were used to determine fair value.

			U.S. Government Interests

Balance as of 12/31/2009			$ -
Accrued Accretion/(Amortization)			-
Realized Gain (Loss)			-
Change in Unrealized Appreciation/(Depreciation)			-
Purchases			-
Sales			-
Transfers In / (Out)			75,000
Balance as of 09/30/2010			$ 75,000
Net change in unrealized appreciation/ (depreciation) from investments held as of 09/30/10			$ -

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent financial statements included in its semi-annual or annual report to shareholders.

Item 2.  Controls and Procedures.

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reporting within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

 (b) There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3.  Exhibits

Certification of Principal Executive Officer and Principal Financial Officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17CFR 270.30a-2(a)) is attached hereto as Exhibit 99Cert.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Wright Managed Income Trust (On behalf of Wright Current Income Fund and Wright Total Return Bond Fund)

By:	/s/ Peter M. Donovan
Peter M. Donovan
President

Date:	October 28, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Peter M. Donovan
Peter M. Donovan
President

Date:	October 28, 2010

By:	/s/ Gale L. Bertrand
Gale L. Bertrand
Treasurer

Date:	November 2, 2010